GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS
NOTE 3 – GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS
The following table summarizes the changes in the Company’s goodwill balance:

	December 31, 2019	December 31, 2018
Beginning balance	$9,014	$9,539
Foreign currency adjustment	32	(525)

Balance at the end of the year	$9,046	$9,014

There are no accumulated goodwill impairments for the years ended December 31, 2019 and 2018.
The Company’s license costs and other intangible assets consisted of the following:

		As of December 31, 2019			As of December 31, 2018
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7 - 20 years	$218,473	$(124,105)	$94,368	$187,415	$(109,402)	$78,013
Subscriber relationships	7 years	12,589	(11,165)	1,424	12,546	(9,670)	2,876
Other	6 - 14 years	3,542	(3,542)	—	3,537	(3,439)	98

Total		$234,604	$(138,812)	$95,792	$203,498	$(122,511)	$80,987

Amortization expense was $15.8 million, $17.2 million and $17.8 million for the years ended December 31, 2019, 2018 and 2017, respectively. Estimated future amortization expense associated with the net carrying amount of license costs and other intangible assets, based on the exchange rate as of December 31, 2019, is as follows:

Years E nding December 31,
2020	$12,053
2021	8,732
2022	7,596
2023	7,297
2024	7,297
Thereafter	52,817

Total	$95,792

New Zealand:
On October 29, 2013, Trilogy International Radio Spectrum LLC, a Delaware limited liability company and indirect wholly owned subsidiary of TIP Inc. (“TIRS”), entered into an agreement with the government of New Zealand for the acquisition of a 10 MHz paired license of 700 MHz spectrum (the “700 MHz License”) for $44.0 million New Zealand dollars (“NZD”) ($29.6 million based on the exchange rate at December 31, 2019). The 700 MHz License expires in 2031. TIRS made the management
rights

to
this
spectrum available to 2degrees, and 2degrees uses such spectrum in connection with its provision of 4G services.
The acquisition of the 700 MHz License was funded through a long-term payable from TIRS to the government of New Zealand. TIRS was obligated to make annual installment payments along with accrued interest. Interest on the unpaid purchase price accrued at the rate of 5.8% per annum. During the year ended December 31, 2019,
2degrees
paid the final installment on behalf of TIRS in the total amount of $10.3 million NZD to the government of New Zealand ($6.8 million based on the average exchange rate in the month of payment of which $0.4 million was accrued interest). During the year ended December 31, 2018, the Company paid an installment on behalf of TIRS in the total amount of $10.3 million NZD to the government of New Zealand ($7.0 million based on the average exchange rate in the months of payment of which $0.7 million was accrued interest). During the year ended December 31, 2017, the Company paid installments on behalf of TIRS in the total amount of $20.8 million NZD to the government of New Zealand ($14.5 million based on the average exchange rate in the months of payment of which $4.1 million was accrued interest).
In March 2020, the management rights to this spectrum were transferred to 2degrees.
Bolivia:
In November 2019, Nuevatel renewed the license for its 30 MHz of 1900 MHz spectrum holdings for $30.2 million. The payment in November 2019 was funded by reinvesting a portion of proceeds from the sale-leaseback of NuevaTel’s towers
. The license expires November 2034.